Equity-Based Compensation (Fair Value of Units Vested and Unit-Based Liabilities Paid for Unit Based Awards) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Performance Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested	$ 1	$ 1	$ 5
Unit-based liabilities paid	1	5	0
Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested	1	1	1
Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested	1	1	3
Unit-based liabilities paid	1	2	1
Maximum [Member] | Performance Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested	1
Maximum [Member] | Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested	$ 1